Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets [Abstract]
Tax income percentage	10.00%
Statutory surplus reserve percentage	50.00%
Aggregate amount of paid-in capital	¥ 1,000	¥ 1,000